Expense Example	Mar. 21, 2025 USD ($)
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,138
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	902
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,303
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	$ 1,093